Changes in working capital	6 Months Ended
Jun. 30, 2025
Changes in working capital
Change in working capital

17. Change in working capital

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
(Increase) decrease in amounts receivable and other assets	$(2,503)	$3,038	$(1,109)	$(2,855)
Decrease (increase) in inventory[1]	942	(1,065)	486	(742)
Increase in amounts payable and other liabilities	6,115	453	1,926	129
Change in working capital	$4,554	$2,426	$1,303	$(3,468)

1.	Excludes depletion